Computations of Net Income Per Common Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
BASIC NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	240,417,805	241,401,310	242,028,776
Net Income Applicable to Common Stock	$ 687.3	$ 603.6	$ 669.5
Less: Earnings Allocated to Participating Securities	10.0	7.1	5.6
Earnings Allocated to Common Shares Outstanding	677.3	596.5	663.9
Basic Net Income Per Common Share	$ 2.82	$ 2.47	$ 2.74
DILUTED NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	240,417,805	241,401,310	242,028,776
Plus Dilutive Effect of Share-based Compensation	463,439	410,074	473,755
Average Common and Potential Common Shares	240,881,244	241,811,384	242,502,531
Earnings Allocated to Common and Potential Common Shares	$ 677.3	$ 596.5	$ 663.9
Diluted Net Income Per Common Share	$ 2.81	$ 2.47	$ 2.74